Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock based compensation expense
The Company recorded stock-based compensation expense in the following expense categories of its accompanying consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019 (amounts in thousands):

	Year Ended December 31,
	2020	2019
Research and development	$977	$1,299
General and administrative	3,267	3,018

Total	$4,244	$4,317

Summary of the activity related to stock option grants to employees and nonemployees
The following table summarizes the activity related to stock option grants to employees and nonemployees for the years ended December 31, 2020 and 2019:

	Shares	Weighted-average exercise price share	Weighted-average remaining contractual life (years)
Outstanding at January 1, 2019	1,764,287	$26.81	8.0
Granted	1,225,901	9.73
Exercised	(97,225)	3.71
Forfeited	(394,357)	40.42

Outstanding at December 31, 2019	2,498,606	17.18	7.7
Granted	1,864,375	4.71
Exercised	(1,449)	1.08
Forfeited	(612,430)	13.39

Outstanding at December 31, 2020	3,749,102	$11.60	7.9

Vested and exercisable at December 31, 2020	1,819,399	$16.34	6.8

Vested and expected to vest at December 31, 2020	3,749,102	$11.60	7.9

Summary of grant date fair value assumptions
The grant date fair value of each option grant was estimated throughout the year using the Black-Scholes option-pricing model using the following assumptions for the Plan:

	Year Ended, December 31,	Year Ended, December 31,
	2020	2019
Expected term (in years)	5.74	6.02
Expected volatility	77%	80%
Risk-free interest rate	0.86%	2.22%
Expected dividend yield	0%	0%
Fair market value of common stock	$4.71	$9.73